Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2022
Restatement Of Previously Issued Financial Statements Abstract
Schedule of Effect of the Restatement on each Financial Statement	The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the periods, indicated:
	December 31, 2022
	As Previously Reported	Adjustments	As Restated
Balance Sheet
Class A ordinary shares tendered for redemption	$—	$266,701,252	$266,701,252
Total current liabilities	$2,606,796	$266,701,252	$269,308,048
Class A ordinary shares subject to possible redemption; 4,056,190 and 0 shares outstanding at redemption value of approximately $10.32 and $0 per share as of December 2022 and December 31, 2021, respectively.	$308,561,515	$(266,701,252)	$41,860,263